Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories

9.      Inventories

	December 31, 2022
	Cost	Allowance for valuation loss	Book value
Finished goods	$68,629	$—	$68,629
	December 31, 2021
	Cost	Allowance for valuation loss	Book value
Finished goods	$152,227	$—	$152,227

The cost of inventories and services recognized as expense for the year:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Cost of goods sold	$7,266,283	$16,790,457	$14,977,217
Cost of services	6,805,619	9,678,205	11,879,984
	$14,071,902	$26,468,662	$26,857,201